Share Based Compensation (Details) - Schedule of company’s share option plan activity - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Company SShare Option Plan Activity Abstract
Number of options, Outstanding Beginning	32,533	25,724
Weighted average exercise price, Outstanding Beginning	$ 13.82	$ 13.17
Weighted average Remaining Contractual Life (Years), Outstanding Beginning		7 years 6 months 7 days
Aggregated Intrinsic Value, Outstanding Beginning	$ 79	$ 76
Number of options, Granted	8,359	7,401
Weighted average exercise price, Granted	$ 17.35	$ 16.38
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options, Forfeited		(592)
Weighted average exercise price, Forfeited		$ 17.35
Number of options, Outstanding ending	40,892	32,533
Weighted average exercise price, Outstanding ending	$ 14.55	$ 13.82
Weighted average Remaining Contractual Life (Years), Outstanding ending	8 years 1 month 9 days	7 years 9 months 18 days
Number of options, Outstanding	$ 372	$ 79
Number of options, Exercisable ending	26,517	16,866
Weighted average exercise price, Exercisable ending	$ 14.82	$ 11.73
Weighted average Remaining Contractual Life (Years), Exercisable ending	7 years 10 months 24 days	7 years 9 months
Aggregated Intrinsic Value, Outstanding Ending	$ 163	$ 69